Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	£ (182,544)	£ (140,926)
Recognized in revenue during the year	170,593	108,001
Cash received/amounts invoiced during the year	(164,332)	(149,619)
Contract liabilities - deferred revenue at end of year	(176,283)	(182,544)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of year	36,239	40,544
Recognized in revenue during the year	53,840	34,948
Cash received/amounts invoiced during the year	(46,747)	(39,253)
Contract assets - accrued revenue at end of year	43,332	36,239
Contract liabilities - deferred revenue at beginning of year	(165,847)	(117,984)
Recognized in revenue during the year	170,593	108,001
Cash received/amounts invoiced during the year	(164,332)	(149,619)
Reclassified during the year	(10,038)	(6,245)
Contract liabilities - deferred revenue at end of year	(169,624)	(165,847)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	(16,697)	(22,942)
Reclassified during the year	10,038	6,245
Contract liabilities - deferred revenue at end of year	£ (6,659)	£ (16,697)